Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Deferred tax liabilities	$ 1,696	$ 1,816
Deferred income taxes	(90)	(627)	$ (91)
Corporate restructuring	482	0	0
Valuation allowance release, deferred tax asset, foreign	26
Deferred tax assets, foreign net operating loss carryforwards	394
Deferred tax assets, net operating loss carryforwards due to expire	$ 7
Net operating loss carryforwards expiration range	2017 and 2036
Net operating loss carryforwards due to expire in one year	$ 1
Deferred tax assets, net operating loss carryforwards not subject to expiration	387
Net operating loss carryforwards valuation allowance	385
Deferred tax asset valuation allowance increase (decrease)	23
Accrued interest and penalties related to uncertain tax positions	30	26
Interest and penalties expense related to uncertain tax positions	4	5	$ 8
Unrecognized tax benefits that would impact effective tax rate	176	299
Decrease in unrecognized tax benefits is reasonably possible	8
IRS proposed additional U.S. federal tax owed	874
Accrual for taxing authority proposed tax owed adjustment	44
Foreign Tax Authority [member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1,500
Tax Free Liquidations [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax liabilities		512
Deferred tax assets		116
Deferred income taxes		$ 628